Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets
The following table summarizes the Company’s intangible assets:

	March 31, 2026	June 30, 2025
	$	$
Intellectual property	1,736,420	1,736,420
Patents	1,191,000	1,191,000

Intangible assets	2,927,420	2,927,420
Less: accumulated amortization	(1,428,947)	(1,306,858)

Intangible assets, net	1,498,473	1,620,562

The following table summarizes the Company’s intangible assets:

	June 30, 2025	June 30, 2024
	$	$
Intellectual property	1,736,420	1,736,420
Patents	1,191,000	1,191,000

Intangible assets	2,927,420	2,927,420
Less: accumulated amortization	(1,306,858)	(1,144,222)

Intangible assets, net	1,620,562	1,783,198

Schedule of Expects Amortization Expense	The Company expects amortization expense to be incurred over the next five years as follows:

Year ending June 30,	$
2026 (remaining)	40,687
2027	162,746
2028	162,746
2029	162,746
2030	162,746
Thereafter	806,802

Total	1,498,473

The Company expects amortization expense to be incurred over the next five years as follows:

Twelve months ending June 30,	$
2026	162,746
2027	162,746
2028	162,746
2029	162,746
2030	162,746
Thereafter	806,832

Total	1,620,562